Transactions and Balances with Interested and Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 17 - TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

A.	Transactions:

	Year ended December 31,
	2019	2018	2017
	USD in thousands

Subcontracted work and consulting	722	660	666
Share-based payments to service provider	37	43	112
	759	703	778

B.	Balances:

	As of December 31,
	2019	2018
	USD in thousands

Other accounts payable	67	53
	67	53